FAIR VALUE MEASUREMENTS - Assets and liabilities measured at fair value on a non-recurring basis (Details) - Non-recurring - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Assets:
Assets		¥ 0
Liabilities		¥ 0
Level 3
Assets:
Property and equipment	¥ 34,601
Capitalize computer software costs	38,560
Total losses
Assets:
Property and equipment	34,601
Capitalize computer software costs	¥ 38,560